Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Research and development tax credit carryforwards (in Dollars)	$ 262,178	$ 239,000
Valuation allowance against deferred tax assets, percentage	100.00%
Valuation allowance (in Dollars)	$ 141,000
Income tax rate reconciliation, formerly GILTI	0.10%
income tax rate reconciliation, foreign-derived income	21.875%
Disallowance on repatriation, percentage	10.00%
Federal Income Tax Purposes [Member]
Income Taxes [Line Items]
Net operating loss carryforward (in Dollars)	$ 14,800,000	1,500,000
State Income Tax Purposes [Member]
Income Taxes [Line Items]
Net operating loss carryforward (in Dollars)	$ 8,500,000	$ 2,000,000
OBBBA [Member]
Income Taxes [Line Items]
Income tax rate reconciliation, formerly GILTI	37.50%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate reconciliation, formerly GILTI	40.00%
income tax rate reconciliation, foreign-derived income	33.34%
Increase in the foreign tax credit rate, formerly GILTI	80.00%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate reconciliation, formerly GILTI	50.00%
income tax rate reconciliation, foreign-derived income	37.50%
Increase in the foreign tax credit rate, formerly GILTI	90.00%